Related Party Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Vessel operating expenses	$ 91,667	$ 96,160	$ 92,543
Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	5,637	4,379	3,064
Technical management fee [Member] | Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Vessel operating expenses		2,566	5,390
Technical management fee [Member] | Prior period reclassification from general and administrative expense [Member]
Related Party Transaction [Line Items]
Vessel operating expenses		7,000	8,500
Technical management fee [Member] | Prior period reclassification from general and administrative expense [Member] | Company's Fleet [Member]
Related Party Transaction [Line Items]
Vessel operating expenses		4,379	3,064
Technical management fee [Member] | Prior period reclassification from general and administrative expense [Member] | Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Vessel operating expenses		$ 2,566	$ 5,390